STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock incentive plans for options
Weighted- Average Fair Value per share of Options Granted	Options Outstanding	Weighted- Average Exercise Price	Exercisable
Balance — December 31, 2010		729,657	$17.59	491,780
Granted	—	—	—
Exercise of stock options		(17,750)	11.06
Cancelled		(9,000)	15.76
Balance — December 31, 2011		702,907	17.78	533,074
Granted	$4.87	184,625	16.50
Exercise of stock options		(4,500)	12.50
Cancelled		(22,175)	17.01
Balance — September 30, 2012		860,857	$17.55	540,937

Schedule of restricted stock awards

	Weighted- Average Fair Value per share of Restricted Stock	Restricted Stock Outstanding
Balance — December 31, 2011		—
Granted	$16.50	54,725
Vested		—
Forfeited	16.50	(250)
Balance — September 30, 2012	$16.50	54,475